Selling expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of selling expenses [Abstract]
Schedule of Selling Expenses

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	22,597	21,514	18,798	7,266
Transportation and maintenance	19,589	20,132	15,128	6,299
Vehicles	3,165	3,330	3,377	1,018
Advertising and promotion	9,225	9,461	8,032	2,966
Depreciation and amortization	2,899	2,565	1,861	932
Others	8,394	8,988	8,294	2,699
	65,869	65,990	55,490	21,180